Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
The composition of income tax expense for the years ended December 31, 2022, 2021, and 2020 was as follows:

(in thousands)	2022	2021	2020
Current:
Federal	$4,591	$5,351	$4,268
State	(134)	630	—
Total current	4,457	5,981	4,268
Deferred:
Federal	(119)	(284)	(1,085)
State	—	—	—
Total deferred	(119)	(284)	(1,085)
Total income tax expense	$4,338	$5,697	$3,183
Applicable income tax expense for financial reporting purposes differs from the amount computed by applying the statutory federal income tax rate for the reasons noted in the table for the years ended December 31, 2022, 2021, and 2020 are as follows:

	2022		2021		2020
(in thousands)	Amount	%	Amount	%	Amount	%
Income before provision for income tax expense	$25,089		$28,214		$17,476
Tax at statutory federal income tax rate	$5,269	21.00%	$5,925	21.00%	$3,670	21.00%
Tax-exempt income, net	(821)	(3.27)	(733)	(2.60)	(487)	(2.79)
State income tax, net of federal tax benefit	(106)	(0.42)	498	1.76	—	—
Other, net	(4)	(0.02)	7	0.03	—	—
Provision for income tax expense	$4,338	17.29%	$5,697	20.19%	$3,183	18.21%
Income taxes as a percentage of earnings before income taxes as reported in the consolidated financial statements were 17.3% for the year ended December 31, 2022 compared to 20.2% and 18.2% for the years ended December 31, 2021 and 2020, respectively. The effective tax rate for each of the years ended December 31, 2022, 2021, and 2020, respectively, is lower than the U.S. federal statutory rate of 21% primarily due to tax-free revenues.
Also included in the effective tax rate is a $0.1 million benefit and a $0.03 million benefit associated with a historic tax credit investment for the years ended December 31, 2022 and 2021, respectively. The investment is expected to generate a $0.3 million tax benefit over the life of the project and is being recognized under the deferral method of accounting. During 2021, the Company recognized a $4.0 million current tax benefit associated with the historic tax credits, partially offset by a $3.7 million current tax expense associated with the write-off of the investment.
The components of deferred tax assets and deferred tax liabilities at December 31, 2022 and 2021 were as follows:

(in thousands)	2022	2021
Deferred tax assets:
Allowance for loan losses	$3,267	$2,961
Securities	9,714	—
Pension	—	262
Other real estate owned	559	611
Deferred loan fees	462	401
Lease liability	322	386
Intangible assets	18	20
Accrued / deferred compensation	668	581
Other	420	392
Total deferred tax assets	$15,430	$5,614
Deferred tax liabilities:
Premises and equipment	$427	$428
Mortgage servicing rights	609	558
Deferred loan costs	422	327
Pension	378	—
Right-of-use asset	313	378
Prepaid expenses	456	409
Securities	—	117
Other	9	5
Total deferred tax liabilities	2,614	2,222
Net deferred tax assets	$12,816	$3,392
The $9.7 million deferred tax asset associated with the unrealized losses on securities is mainly a result of changes in interest rates, and the unrealized losses are considered to be temporary because the fair value is expected to recover as the securities approach their respective maturity dates. The issuers of the securities are of high-credit quality and all principal amounts are expected to be paid when the securities mature. The Company does not intend to sell, and it is likely that the Company will not be required to sell, the securities prior to their anticipated recovery.
The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income of the appropriate character during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning initiatives in making this assessment. In management's opinion, the Company will more likely than not realize the benefits of its deferred tax assets and, therefore, has not established a valuation allowance against its deferred tax assets as of December 31, 2022. Management arrived at this conclusion based upon the level of historical taxable income and projections for future taxable income of the appropriate character over the periods in which the deferred tax assets are deductible.
The Company follows ASC Topic 740, Income Taxes, which addresses the accounting for uncertain tax positions. For each of the years ended December 31, 2022 and 2021, respectively, the Company did not have any uncertain tax provisions, and did not record any related tax liabilities.